Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Information on Operating Segments
The tables below present information about operating segments for the three years ended December 31, 2017, 2016 and 2015:

2017		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,928	$34	$3,253	$95	$167	$470
European Beverage	1,457	2	1,631	35	109	235
European Food	1,935	70	2,964	52	45	264
Asia Pacific	1,177	—	1,355	42	123	168
Total reportable segments	7,497	106	9,203	224	444	$1,137
Non-reportable segments	1,201	116	1,039	19	27
Corporate and unallocated items	—	—	421	4	27
Total	$8,698	$222	$10,663	$247	$498

2016		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,757	$50	$2,886	$92	$220	$456
European Beverage	1,420	3	1,381	32	94	240
European Food	1,855	59	2,557	53	42	260
Asia Pacific	1,116	—	1,161	40	80	152
Total reportable segments	7,148	112	7,985	217	436	$1,108
Non-reportable segments	1,136	153	1,034	18	23
Corporate and unallocated items	—	—	580	12	14
Total	$8,284	$265	$9,599	$247	$473

2015		Inter-		Depreciation
	External	segment	Segment	and	Capital	Segment
	sales	sales	assets	amortization	expenditures	income
Americas Beverage	$2,771	$71	$2,977	$93	$119	$431
European Beverage	1,504	1	1,461	27	97	223
European Food	1,984	93	2,723	53	35	263
Asia Pacific	1,202	2	1,133	40	68	145
Total reportable segments	7,461	167	8,294	213	319	$1,062
Non-reportable segments	1,301	100	984	18	29
Corporate and unallocated items	—	—	772	6	6
Total	$8,762	$267	$10,050	$237	$354

Reconciliation of Segment Income
A reconciliation of segment income of reportable segments to income before income taxes for the three years ended December 31, 2017, 2016 and 2015 follows:

	2017	2016	2015
Segment income of reportable segments	$1,137	$1,108	$1,062
Segment income of non-reportable segments	123	123	153
Corporate and unallocated items	(143)	(142)	(172)
Provision for asbestos	(3)	(21)	(26)
Restructuring and other	(51)	(30)	(64)
Amortization of intangibles	(39)	(41)	(40)
Loss from early extinguishments of debt	(7)	(37)	(9)
Other pension and postretirement	53	24	14
Interest expense	(252)	(243)	(270)
Interest income	15	12	11
Foreign exchange	(4)	16	(20)
Income before income taxes	$829	$769	$639

Summary of Sales by Major Product
Sales by major product were:

	2017	2016	2015
Metal beverage cans and ends	$5,085	$4,834	$4,957
Metal food cans and ends	2,331	2,213	2,410
Other metal packaging	887	877	977
Other products	395	360	418
Consolidated net sales	$8,698	$8,284	$8,762

Summary of Sales and Long-Lived Assets for the Major Countries
The following table provides sales and long-lived asset information for the major countries in which the Company operates. Long-lived assets includes property, plant and equipment attributed to the specific countries listed below.

	Net Sales			Long-Lived Assets
	2017	2016	2015	2017	2016
United States	$1,931	$1,918	$2,013	$516	$497
Mexico	699	688	693	388	304
Spain	649	645	669	323	203
United Kingdom	600	559	712	150	136
Brazil	652	523	482	335	358
Other	4,167	3,951	4,193	1,527	1,322
Consolidated total	$8,698	$8,284	$8,762	$3,239	$2,820